Annual Fund Operating Expenses - Class I and Class Z - AMG Yacktman Special Opportunities Fund	Apr. 24, 2021
Class Z
Operating Expenses:
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	1.05%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	1.15%